FAIR VALUE - Assets - Assets and Liabilities Recorded at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage-backed securities	$ 3,726,895	$ 3,590,921
Derivative, Fair Value, Net	20,999	0
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage-backed securities	0	0
Fair Value, Inputs, Level 1 [Member] | Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Fair Value, Net	0	0
Fair Value, Inputs, Level 1 [Member] | Interest Rate Swaption [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Fair Value, Net	0
Fair Value, Inputs, Level 1 [Member] | TBA Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Fair Value, Net	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage-backed securities	3,726,895	3,590,921
Fair Value, Inputs, Level 2 [Member] | Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Fair Value, Net	(24,704)	(20,146)
Fair Value, Inputs, Level 2 [Member] | Interest Rate Swaption [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Fair Value, Net	9,703
Fair Value, Inputs, Level 2 [Member] | TBA Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Fair Value, Net	2,773	(512)
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage-backed securities	0	0
Fair Value, Inputs, Level 3 [Member] | Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Fair Value, Net	0	0
Fair Value, Inputs, Level 3 [Member] | Interest Rate Swaption [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Fair Value, Net	0
Fair Value, Inputs, Level 3 [Member] | TBA Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Fair Value, Net	$ 0	$ 0